Lease liabilities - Summary of Lease Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Presentation of leases for lessee [abstract]
Non-current lease liabilities	₨ 7,477	$ 90	₨ 5,471	₨ 2,999
Current lease liabilities	₨ 868	$ 10	₨ 698	₨ 455